Post-employment benefits for employees (Details 8)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hedge fund investments
Disclosure of defined benefit plans [line items]
Plan assets percentage allocation	64.00%	66.00%
Infrastructure investments
Disclosure of defined benefit plans [line items]
Plan assets percentage allocation	33.00%	31.00%
Private equity investments
Disclosure of defined benefit plans [line items]
Plan assets percentage allocation	3.00%	3.00%